Summary of significant accounting policies - Summary of useful lives of intangible assets (Details)	12 Months Ended
Dec. 31, 2024
Bottom of range | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	3 years
Bottom of range | Internally developed intangible [Member]
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	3 years
Bottom of range | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	2 years
Bottom of range | Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	10 years
Top of range | Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	5 years
Top of range | Internally developed intangible [Member]
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	7 years
Top of range | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	8 years
Top of range | Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Estimate useful life (years)	20 years